SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2017	Jan. 09, 2017	Jan. 02, 2017	Apr. 30, 2017	Jan. 31, 2017	Mar. 31, 2015	Aug. 31, 2014	Mar. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Expiration period of options							5 years
Share issued, shares							4,207,600
Share issued, value							$ 3,140,000	$ 24,753	$ 271,885
Number of units offered							60
Purchase price per unit							$ 50,000
Number of shares callable by warrant							4,207,600
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Options granted									250,000
Exercise price									$ 0.565
Fair value of options granted									$ 84,844
Expiration period of options									10 years
Five Independent Directors [Member]
Subsequent Event [Line Items]
Options granted					50,000
Exercise price					$ 0.85
Fair value of options granted					$ 26,547
Expiration period of options					10 years
Number of shares vesting immediately					20,000
Option granted, number of shares vesting in installments					10,000
Option granted, value					$ 26,547
Directors [Member]
Subsequent Event [Line Items]
Options granted		100,000				50,000
Exercise price						$ 0.80
Fair value of options granted		$ 44,789				$ 24,901
Expiration period of options						10 years
Number of shares vesting immediately						20,000
Option granted, number of shares vesting in installments						10,000
Senior Advisor [Member]
Subsequent Event [Line Items]
Options granted			275,000
Fair value of options granted			$ 102,222
Number of shares vesting immediately			181,250
Option granted, number of shares vesting in installments			9,375
Vesting period			10 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares callable by warrant	469,000
Amount raised through the exercise of warrants	$ 502,500
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Options granted				350,000
Exercise price				$ 0.70
Expiration period of options				10 years
Number of shares vesting immediately				87,500
Option granted, number of shares vesting in installments				87,500
Option granted, value				$ 280,120
Subsequent Event [Member] | April 2017 Employee [Member]
Subsequent Event [Line Items]
Options granted				15,000
Exercise price				$ 0.73
Expiration period of options				10 years
Number of shares vesting immediately				6,050
Option granted, value				$ 6,050
Subsequent Event [Member] | April 2017 New Director [Member]
Subsequent Event [Line Items]
Options granted				200,000
Exercise price				$ 0.73
Expiration period of options				10 years
Number of shares vesting immediately				50,000
Option granted, number of shares vesting in installments				50,000
Option granted, value				$ 92,516
Warrants for $1.25 Per Share [Member]
Subsequent Event [Line Items]
Exercise price of warrants							$ 1.25
Number of shares callable by warrant							33,500
Warrants for $1.00 Per Share [Member]
Subsequent Event [Line Items]
Exercise price of warrants							$ 1.00
Number of shares callable by warrant							33,500